Credit Risk	Nov. 18, 2019
Risks and Uncertainties [Abstract]
Credit Risk
NOTE 23. CREDIT RISK
Credit risk is the risk of financial loss if counterparties fail to perform their contractual obligations. In order to minimize overall credit risk, credit policies are maintained, including the evaluation of counterparty financial condition, collateral requirements and the use of standardized agreements that facilitate the netting of cash flows associated with a single counterparty. In addition, counterparties may make available collateral, including letters of credit or cash held as margin deposits, as a result of exceeding agreed-upon credit limits, or may be required to prepay the transaction.
The Companies maintain a provision for credit losses based on factors surrounding the credit risk of their customers, historical trends and other information. Management believes, based on credit policies and the December 31, 2018 provision for credit losses, that it is unlikely that a material adverse effect on financial position, results of operations or cash flows would occur as a result of counterparty nonperformance.
General
Dominion Energy
As a diversified energy company, Dominion Energy transacts primarily with major companies in the energy industry and with commercial and residential energy consumers. These transactions principally occur in the Northeast, mid-Atlantic,
Midwest and Rocky Mountain and Southeast regions of the U.S. Dominion Energy does not believe that this geographic concentration contributes significantly to its overall exposure to credit risk. In addition, as a result of its large and diverse customer base, Dominion Energy is not exposed to a significant concentration of credit risk for receivables arising from electric and gas utility operations.
Dominion Energy’s exposure to credit risk is concentrated primarily within its energy marketing and price risk management activities, as Dominion Energy transacts with a smaller, less diverse group of counterparties and transactions may involve large notional volumes and potentially volatile commodity prices. Energy marketing and price risk management activities include marketing of merchant generation output, structured transactions and the use of financial contracts for enterprise-wide hedging purposes. Gross credit exposure for each counterparty is calculated as outstanding receivables plus any unrealized on-
or
off-balance
sheet exposure, taking into account contractual netting rights. Gross credit exposure is calculated prior to the application of any collateral. At December 31, 2018, Dominion Energy’s credit exposure totaled $145 million. Of this amount, investment grade counterparties, including those internally rated, represented 69%, and no single counterparty, whether investment grade or non-investment
grade, exceeded $47 million of exposure.
Virginia Power
Virginia Power sells electricity and provides distribution and transmission services to customers in Virginia and northeastern North Carolina. Management believes that this geographic concentration risk is mitigated by the diversity of Virginia Power’s customer base, which includes residential, commercial and industrial customers, as well as rural electric cooperatives and municipalities. Credit risk associated with trade accounts receivable from energy consumers is limited due to the large number of customers. Virginia Power’s exposure to potential concentrations of credit risk results primarily from sales to wholesale customers. Virginia Power’s gross credit exposure for each counterparty is calculated as outstanding receivables plus any unrealized on-
or
off-balance
sheet exposure, taking into account contractual netting rights. Gross credit exposure is calculated prior to the application of collateral. At December 31, 2018, Virginia Power’s credit exposure totaled $10 million, of which no amounts were investment grade counterparties, and no single counterparty exceeded $9 million of exposure.
Dominion Energy Gas
Dominion Energy Gas transacts mainly with major companies in the energy industry and with residential and commercial energy consumers. These transactions principally occur in the Northeast, mid-Atlantic
and Midwest regions of the U.S. Dominion Energy Gas does not believe that this geographic concentration contributes to its overall exposure to credit risk. In addition, as a result of its large and diverse customer base, Dominion Energy Gas is not exposed to a significant concentration of credit risk for receivables arising from gas utility operations. Dominion Energy Gas’ gross credit exposure for each counterparty is calculated as outstanding receivables plus any unrealized on-
or
off-balance
sheet exposure, taking into account contractual netting rights. Gross credit exposure is calculated prior to the application of collateral. At December 31, 2018, Dominion Energy Gas’ credit exposure totaled $81 million. Of this amount, investment grade counterparties, including those internally rated, represented 94%, and no single counterparty, whether investment grade or non-investment
grade, exceeded $15 million of exposure.
In 2018, DETI provided service to 307 customers with approximately 96% of its storage and transportation revenue being provided through firm services. The ten largest customers provided approximately 38% of the total storage and transportation revenue and the thirty largest provided approximately 71% of the total storage and transportation revenue.
Upon the Liquefaction Project commencing commercial operations in April 2018, the majority of Cove Point’s revenue and earnings are expected to be generated from annual reservation payments under certain terminalling, storage and transportation contracts with the Export Customers. If such agreements were terminated and Cove Point was unable to replace such agreements on comparable terms, there could be a material impact on results of operations, financial condition and/or cash flows.
For the year ended December 31, 2018, the Export Customers comprised approximately 32% of Dominion Energy Gas’ total operating revenue, with the largest customer representing approximately 12%. For the year ended December 31, 2017, Dominion Energy Gas’ two largest customers comprised approximately 9% of Dominion Energy Gas’ operating revenues, with the largest customer, an affiliate, representing approximately 5%. For the year ended December 31, 2016, Dominion Energy Gas’ two largest customers comprised approximately 18% of Dominion Energy Gas’ operating revenues, with the largest customer, an affiliate, representing 14%.
East Ohio distributes natural gas to residential, commercial and industrial customers in Ohio using rates established by the Ohio Commission. Approximately 99% of East Ohio revenues are derived from its regulated gas distribution services. East Ohio’s bad debt risk is mitigated by the regulatory framework established by the Ohio Commission. See Note 13 for further information about Ohio’s PIPP and UEX Riders that mitigate East Ohio’s overall credit risk.
Credit-Related Contingent Provisions
The majority of Dominion Energy’s derivative instruments contain credit-related contingent provisions. These provisions require Dominion Energy to provide collateral upon the occurrence of specific events, primarily a credit rating downgrade. If the credit-related contingent features underlying these instruments that are in a liability position and not fully collateralized with cash were fully triggered as of December 31, 2018 and 2017, Dominion Energy would have been required to post an additional $1 million and $62 million, respectively, of collateral to its counterparties. The collateral that would be required to be posted includes the impacts of any offsetting asset positions and any amounts already posted for derivatives, non-derivative
contracts and derivatives elected under the normal purchases and normal sales exception, per contractual terms. Dominion Energy had posted no collateral at December 31, 2018 and 2017, related to derivatives with credit-related contingent provisions that are in a liability position and not fully collateralized with cash. The aggregate fair value of all derivative instruments with credit-related contingent provisions that are in a liability position and not fully collateralized with cash as of December 31, 2018 and 2017 was $1 million and $65 million, respectively, which does not include the impact of any offsetting asset positions. Credit-related contingent provisions for Virginia Power and Dominion Energy Gas were not material as of December 31, 2018 and 2017. See Note 7 for further information about derivative instruments.